Operating Segments (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended March 31, 2026:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$226,298	$212,709	$439,007
Interest Revenue	341	3,375	3,716
Intersegment revenue (1)	4,654	—	4,654
	$231,293	$216,084	$447,377
Elimination of intersegment revenue (1)			$(4,654)
Total consolidated revenues			$442,723
Less:
Cost of services (excluding depreciation and amortization) (1)	$132,671	$64,657
Selling, general and administrative (2)	$70,513	$56,487
Segment Adjusted EBITDA	$28,109	$94,940	$123,049

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended March 31, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$212,974	$182,507	$395,481
Interest revenue	459	5,060	5,519
Intersegment revenue (1)	4,353	—	4,353
	$217,786	$187,567	$405,353
Elimination of intersegment revenue (1)			$(4,353)
Total consolidated revenues			$401,000
Less:
Cost of services (excluding depreciation and amortization) (1)	$125,063	$53,471
Selling, general and administrative (2)	$63,277	$51,552
Segment Adjusted EBITDA	$29,446	$82,544	$111,990

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended March 31,
	2026	2025
Segments Adjusted EBITDA	$123,049	$111,990
Unallocated corporate costs (3)	(23,811)	(16,820)
Depreciation and amortization	(70,353)	(68,269)
Share-based compensation	(18,053)	(8,141)
Restructuring and other costs	(8,841)	(7,785)
Impairment expense on goodwill and other assets	(152)	(1,282)
Other income, net	4,294	823
(Loss) / gain on disposal of subsidiaries and other assets, net	(758)	626
Interest expense, net	(33,846)	(33,673)
Loss before taxes	$(28,471)	$(22,531)

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.